UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish              Plymouth, Minnesota              06/01/04
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $123,000
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number                         Name

1.          28-                    Waterstone Market Neutral Offshore Fund, Ltd.

2.          28-                    Waterstone Capital Offshore Advisors, LP



                                                    FORM 13F INFORMATION TABLE

        Column 1                Column 2        Column 3     Column 4     Column 5    Column 6    Column 7       Column 8

                                                             Value        Shs or     Investment    Other
     Name of Issuer          Title of Class      Cusip      (x$1000)      Pr Amt     Discretion    Mgrs    Vothing Authority - Sole
Amerada Hess                 PFD CV ACES 7%     023551401       1095        20000       Sole        1,2                     20000
Countrywide Financial Corp         COM          222372104       1568        20666       Sole        1,2                     20666
Fairmont Hotels & Resorts          COM          305204109       1870        68900       Sole        1,2                     68900
First Data Corp                    COM          319963104       1656        40300       Sole        1,2                     40300
Ford                          COM Par $.01      345370860         32         2000       Sole        1,2                      2000
Newell RubberMaid Inc              COM          651229106        314        13800       Sole        1,2                     13800
JC Penney Company                  COM          708160106       1845        70200       Sole        1,2                     70200
Radisys Corp                       COM          750459109        256        15159       Sole        1,2                     15159
Sepracor Inc                       COM          817315104       3611       150900       Sole        1,2                    150900
Adaptec Corp                       COM          00651F108       1592       180000       Sole        1,2                    180000
Affiliated Managers Group       DBCV 2/2        008252AE8      12154     10000000       Sole        1,2                  10000000
Agilent Technologies Inc           COM          00846U101       3459       118300       Sole        1,2                    118300
Amgen Inc                       Note 3/0        031162AE0       1883      2500000       Sole        1,2                   2500000
Cendant                         DEBT 2/1        151313AF0       7881     10500000       Sole        1,2                  10500000
Centerpoint Energy           Note 3.75% 5/1     15189TAC1       4827      4500000       Sole        1,2                   4500000
Freeport McMorran             NOTE 7.0% 2/1     35671DAK1      16833     10000000       Sole        1,2                  10000000
Health Management Association   Note 1/2        421933AD4       6052      6500000       Sole        1,2                   6500000
ManPower                        DBCV 8/1        56418HAC4       2449      3500000       Sole        1,2                   3500000
Merqury Interactive             Note 5/0        589405AD1       5747      5000000       Sole        1,2                   5000000
Merril Lynch                    FRNT 3/1        590188A73       6223      6000000       Sole        1,2                   6000000
Omnicom Group                   Note 7/3        681919AM8       7658      7500000       Sole        1,2                   7500000
Pacificare Health            DBCV 3.00% 10/1    695112AG7      10536      5950000       Sole        1,2                   5950000
TJX                             Note 2/1        872540AL3       2093      2500000       Sole        1,2                   2500000
Telefonos de Mexico          DBCV 4.250% 6/1    879403AD5       2856      2500000       Sole        1,2                   2500000
Tyco Int'l                   DBCV 2.750% 1/1    902118BF4       5160      4000000       Sole        1,2                   4000000
Tyco Int'l                   DBCV 3.125% 1/1    902118BG2       6911      5000000       Sole        1,2                   5000000
Yahoo                           FRNT 4/0        984332AB2       6439      5000000       Sole        1,2                   5000000





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